Submission	Jul. 02, 2026
Submission [Line Items]
Central Index Key	0001816581
Registrant Name	Ouster, Inc.
Registration File Number	333-297220
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES